Fair Value Measurements - Financial Instruments (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Carrying Amount
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, excluding current portion	$ 10,678	$ 8,753
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, excluding current portion	$ 11,168	$ 9,101